CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (52,556)	$ (55,637)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	68	3
Gain on cancellation of unwind fee		(9,550)
Write-off of deferred offering costs	331	1,978
Stock-based compensation expense	5,892	5,220
Unrealized change in fair value of warrants	4,416	(795)
Litigation settlement, non-cash through the issuance of equity		28,966
Other	(3)	(34)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(66)	182
Accounts payable	6,613	(898)
Accrued expenses and other liabilities	(105)	2,158
Other assets and liabilities	(174)	(26)
Net cash used in operating activities	(35,584)	(28,433)
Cash flows from investing activities:
Purchases of property and equipment	(306)	(170)
Net cash used in investing activities	(306)	(170)
Cash flows from financing activities:
Proceeds from issuance of convertible notes	44,500	15,000
Payments for offering costs		(1,437)
Repayment of convertible notes	(3,992)
Net cash provided by financing activities	40,508	13,563
Net (decrease) increase in cash	4,618	(15,040)
Cash at beginning of period	5,128	20,168
Cash at end of period	$ 9,746	5,128
Non-cash investing activities
Property and equipment assets obtained in exchange for accounts payable		27
Non-cash financing activities:
Issuance of common stock in connection with litigation settlement		28,966
Operating lease assets obtained in exchange for operating lease liabilities		747
Unpaid deferred offering costs		$ 33